Schedule of Net Operating Revenue (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Income (Loss) [Abstract]
Gross operating revenue	BRL 44,519,320	BRL 45,357,481	BRL 45,252,584
Deductions from gross revenue	(17,165,555)	(17,110,382)	(16,830,437)
Taxes	(8,148,655)	(8,906,909)	(9,538,623)
Discounts and other deductions	(9,016,900)	(8,203,473)	(7,291,814)
Net operating revenue	BRL 27,353,765	BRL 28,247,099	BRL 28,422,147